WARRANTS LIABILITY (Details 1) - November 2015 Offering [Member]	12 Months Ended
Dec. 31, 2016
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Dividend yield	0.00%
Risk-free interest rate	1.74%
Expected term (years)	5 years
Volatility	202.00%